Equity - Reserves (Details) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
Haema Plasma Kft.
Disclosure of reserves within equity [line items]
Minority interest, reserves	€ 14,022
Haema Plasma Kft. | Reserves
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of subsidiary, equity	(14,022)
Grifols Pyrenees Research Center S.L. | Reserves
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of subsidiary, equity	(356)
Grifols Malaysia Sdn Bhd | Reserves
Disclosure of reserves within equity [line items]
Increase (decrease) through acquisition of subsidiary, equity	€ 4,679